Investment in Aqualung (Tables)	3 Months Ended
Mar. 31, 2026
Investments accounted for using equity method [abstract]
Schedule of Changes in Investment in Aqualung

Changes in the Company's investment in Aqualung for the three months ended March 31, 2026 are as follows (in thousands):

Balance at December 31, 2025	$5,350
Effect of change in fair value	91
Effect of foreign exchange translation	(91)
Balance at March 31, 2026	$5,350